Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 36,943	$ 46,148
Tax credits	10,365	21,067
Prepaid property and equipment	5,967	7,770
Notes receivable	4,484	5,876
Rent deposits	2,991	3,196
Others	11,899	11,757
Miscellaneous	$ 72,649	$ 95,814